UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21051

Name of Fund: BlackRock Maryland Municipal Bond Trust (BZM)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Maryland Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2019

Date of reporting period: 11/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2018	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 136.6%

Corporate — 1.9%
Maryland EDC, Refunding RB:
CNX Marine Terminals, Inc., 5.75%, 09/01/25	$320	$329,853
Potomac Electric Power Co., 6.20%, 09/01/22	250	252,475

		582,328

County/City/Special District/School District — 25.1%
City of Baltimore Maryland, Refunding RB:
Convention Center Hotel, 5.00%, 09/01/46	750	784,530
East Baltimore Research Park, Series A, 5.00%, 09/01/38	250	260,035
City of Baltimore Maryland, Tax Allocation Bonds, Center/West Development, Series A, 5.50%, 06/01/43	250	249,663
County of Anne Arundel Maryland, GOL, 5.00%, 10/01/43	1,745	1,981,884
County of Anne Arundel Maryland Consolidated, Refunding, Special Tax, Villages of Dorchester and Farmington Project, 5.00%, 07/01/32	500	545,570
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project, 5.25%, 07/01/44	250	246,558
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 07/01/43(a)	250	264,462
County of Howard Maryland, Tax Allocation Bonds:
Annapolis Junction Town Center Project, 6.10%, 02/15/44	250	252,630
Downtown Columbia Project, Series A, 4.50%, 02/15/47(a)	500	489,790
County of Prince George’s Maryland:
Special Obligation, Remarketing, National Harbor Project, 5.20%, 07/01/34	1,347	1,351,378
Tax Allocation Bonds, Westphalia Town Center Project, 5.25%, 07/01/48(a)	300	294,246

Security	Par (000)	Value

County/City/Special District/School District (continued)
Washington Suburban Sanitary Commission, GO, Consolidated Public Improvement Bonds, Second Series, 4.00%, 06/01/41	$875	$893,182

		7,613,928

Education — 24.7%
County of Anne Arundel Maryland, Refunding RB, Maryland Economic Development, Anne Arundel Community College Project, 3.25%, 09/01/28	360	363,254
Maryland EDC, Refunding RB:
Towson University Project, 5.00%, 07/01/37	500	520,180
University of Maryland College Park Project (AGM), 5.00%, 06/01/43	1,350	1,485,230
University of Maryland Project, 5.00%, 07/01/39	500	524,220
University Village at Sheppard Pratt, 5.00%, 07/01/33	1,000	1,032,300
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Anne Arundel Health System, 4.00%, 07/01/39	100	100,907
Goucher College, Series A, 5.00%, 07/01/34	1,000	1,071,520
Johns Hopkins University Project, Series A, 4.00%, 07/01/37	10	10,310
Loyola University Maryland, Series A, 5.00%, 10/01/39	900	967,590
Maryland Institute College of Art, 5.00%, 06/01/29	500	535,660
Notre Dame Maryland University, 5.00%, 10/01/42	855	889,927

		7,501,098

Health — 48.0%
City of Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 01/01/23	250	259,463
City of Rockville Maryland, RB, Ingleside at King Farm Project, Series B, 5.00%, 11/01/42	500	512,990
County of Montgomery Maryland, RB, Trinity Health Credit Group, 5.00%, 12/01/45	750	825,292
County of Montgomery Maryland, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/40	1,000	1,078,490

1

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Maryland Health & Higher Educational Facilities Authority, RB:
Ascension Health Alliance, Series B, 5.00%, 11/15/51	$1,000	$1,062,450
Medstar Health Issue, Series A, 5.00%, 05/15/42	160	173,139
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	250	276,683
University of Maryland Medical System Issue, 4.00%, 07/01/48	300	296,268
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Anne Arundel Health System, 5.00%, 07/01/19(b)	1,000	1,017,510
Charlestown Community Project, 6.25%, 01/01/21(b)	1,000	1,083,170
Charlestown Community, Series A, 5.00%, 01/01/45	500	538,475
Frederick Memorial Hospital, Series A, 4.00%, 07/01/38	1,250	1,247,712
Lifebridge Health Issue, 4.13%, 07/01/47	500	503,620
Medstar Health, Inc., 5.00%, 08/15/42	1,000	1,075,040
Meritus Medical Center Issue, 5.00%, 07/01/40	1,000	1,062,290
Peninsula Regional Medical Center, 5.00%, 07/01/45	700	750,162
University of Maryland, 5.00%, 07/01/35	200	219,432
University of Maryland, 4.00%, 07/01/41	500	500,190
University of Maryland Medical System, 5.13%, 07/01/19(b)	1,000	1,018,510
University of Maryland Medical System, Series A, 5.00%, 07/01/43	1,000	1,065,560

		14,566,446

Housing — 11.3%
County of Howard Maryland Housing Commission, RB, M/F Housing:
Woodfield Oxford Square Apartments, 5.00%, 12/01/42	500	542,165
Columbia Commons Apartments, Series A, 5.00%, 06/01/44	550	578,534
Gateway Village Apartments, 4.00%, 06/01/46	500	500,320

Security	Par (000)	Value

Housing (continued)
Maryland Community Development Administration, HRB, M/F Housing, Series A, 4.05%, 07/01/42	$1,220	$1,226,978
Maryland Community Development Administration, RB, M/F Housing, 3.70%, 07/01/35	500	499,375
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	100	101,021

		3,448,393

Transportation — 15.2%
Maryland EDC, RB(b):
Term Project, Series B, 5.75%, 06/01/20	500	527,950
Transportation Facilities Project, Series A, 5.75%, 06/01/20	500	527,950
Maryland EDC, Refunding RB, Transportation Facilities Project, Series A, 5.00%, 06/01/35	100	110,157
Maryland State Department of Transportation, RB, Consolidated, 4.00%, 05/15/19(b)	1,000	1,009,970
Maryland State Transportation Authority, RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series A, AMT, 4.00%, 06/01/29	1,925	1,950,699
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series B, AMT, 5.00%, 03/01/23	445	479,883

		4,606,609

Utilities — 9.4%
City of Baltimore Maryland, RB:
Sub-Water Projects, Series A, 5.00%, 07/01/41	100	110,915
Sub-Water Projects, Series A, 5.00%, 07/01/46	495	547,559
Wastewater Project, Series C, 5.00%, 07/01/38	1,000	1,101,400

2

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
City of Baltimore Maryland, RB (continued):
Water Project, Series A, 5.00%, 07/01/43	$1,000	$1,096,440

		2,856,314

Total Municipal Bonds in Maryland		41,175,116

Puerto Rico — 1.0%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	285	285,530

Total Municipal Bonds — 136.6% (Cost — $40,821,018)		41,460,646

Municipal Bonds Transferred to Tender Option Bond Trusts (c) — 17.7%

Maryland — 10.2%

County/City/Special District/School District — 5.6%
State of Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/42	1,500	1,677,720

Utilities — 4.6%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	1,269	1,404,014

Total Municipal Bonds Transferred to Tender Option Bond Trusts in Maryland		3,081,734

Security	Par (000)	Value

Washington DC — 7.5%

Transportation — 7.5%
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	$2,045	$2,287,824

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 17.7% (Cost — $5,432,349)		5,369,558

Total Long-Term Investments — 154.3% (Cost — $46,253,367)		46,830,204

	Shares

Short-Term Securities — 5.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.55%(d)(e)	1,677,364	1,677,532

Total Short-Term Securities — 5.5% (Cost — $1,677,532)		1,677,532

Total Investments — 159.8% (Cost — $47,930,899)		48,507,736

Other Assets Less Liabilities — 2.6%		785,427

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.9)%		(3,008,235)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (52.5)%		(15,928,463)

Net Assets Applicable to Common Shares — 100.0%		$30,356,465

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(d)	Annualized 7-day yield as of period end.
(e)

During the period ended November 30, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	273,831	1,403,533	1,677,364	$1,677,532	$3,771	$—	$—

(a) Includes net capital gain distributions, if applicable.

3

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Maryland Municipal Bond Trust (BZM)

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

EDC	Economic Development Corp.

GO	General Obligation Bonds

HRB	Housing Revenue Bonds

M/F	Multi-Family

RB	Revenue Bonds

S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	5	03/20/19	$597	$(1,339)
Long U.S. Treasury Bond	12	03/20/19	1,679	(7,340)
5-Year U.S. Treasury Note	3	03/29/19	339	(381)

				$(9,060)

4

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Maryland Municipal Bond Trust (BZM)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclose hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)	$—	$46,830,204	$—	$46,830,204
Short-Term Securities	1,677,532	—	—	1,677,532

	$1,677,532	$—	$—	$48,507,736

Derivative Financial Instruments (b)
Liabilities:
Interest rate contracts	$(9,060)	$—	$—	$(9,060)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(2,999,064)	$—	$(2,999,064)
VRDP Shares at Liquidation Value	—	(16,000,000)	—	(16,000,000)

	$—	$(18,999,064)	$—	$(18,999,064)

During the period ended November 30, 2018, there were no transfers between levels.

5

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Maryland Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date: January 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date: January 18, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Maryland Municipal Bond Trust

Date: January 18, 2019